Debt and borrowings	12 Months Ended
Dec. 31, 2023
Debt and borrowings [Abstract]
Debt and borrowings
16.	Debt and borrowings

	2023		2022	2021

Simple credit line joint and several obligation with BBVA, up to Ps.1,500,000, with a term of 60 months and monthly interest payment at 28-day TIIE rate published in BANXICO, on non-working days, the TIIE rate could be at 26, 27 or 29 days, plus the applicable margin, such ordinary interest will be calculated by the number of days effectively elapsed over the base of a year 360 days, in addition, in case of default, interest will be paid at the ordinary interest rate multiplied by 2.0pp between the 360 days and the result of using the unpaid and past-due balances.	Ps.	1,500,000	-	-

Two-tranche sustainability bond, with maturities across 4 and 7 years, offered in the Mexican Market through the Bolsa Mexicana de Valores; the first offer of Ps.500,000 started paying interest at 5.15% plus 0.40% and for the monthly subsequent payments, the rate will be based on the 29-day TIIE rate issued by BANXICO plus 0.40%; the second offer of Ps.1,000,000 will pay interest semi-annually at a fixed rate of 8.35%, during the sustainability bond term.		1,488,830	1,485,545	1,482,261

Simple credit line with HSBC, up to Ps.950,000, valid until September 13, 2029 and monthly interest payment at the TIIE rate (the 28-day equilibrium interbank interest rate published in BANXICO), plus 1.3 points percentages, such ordinary interest will be calculated by the number of days effectively elapsed over the base of a year 360 days, in addition, in case of default, interest will be paid at the ordinary interest rate multiplied by 2.0pp between the 360 days and the result of using the unpaid and past-due balances.		950,000	-	-

Two-tranche bond, with maturities across 4 and 7 years, offered in the Mexican Market through the Bolsa Mexicana de Valores; the third offer of Ps.313,974 started paying interest at 12.41% and for the monthly subsequent payments, the rate will be based on the 28-day TIIE rate issued by BANXICO plus 0.90%; the fourth offer of Ps.500,000 will pay interest semi-annually or every 182 days at a fixed rate of 11.23%, during the bond term.		806,361	-	-

On April 5, 2022, Betterware entered into a credit line with BBVA for up to Ps.400,000 and as of May 31, 2022, through an amending agreement, the amount was strengthened for up to Ps.800,000. The line of credit bearing interest at the 28-day TIIE rate plus 206 basis points, payable monthly, with a term of 36 months from the date of signing the original contract.		300,000	-	-

Credit line with Banamex, with interest rate at TIIE (28 days published in BANXICO) plus 110 basis points, the line considers payments of drawdowns in no more than a 12-month term. This short-term line of credit, which is available and paid in a term of no more than 12 months.		-	200,000	-

Simple credit line with Banamex, HSBC, BBVA, Bajío, BanCoppel and Scotiabank, up to Ps.4,498,695, with interest (28-day TIIE published in BANXICO) plus the applicable margin, such ordinary interest will be calculated by the number of days effectively elapsed over the base of a year 360 days, in addition, in case of default, interest will be paid at the ordinary interest rate multiplied by 2.0pp between the 360 days and the result of using the unpaid and past-due balances.		-	4,432,711	-

Innova Catalogos has a loan for financial support or “Emerging Plan for the protection of employment and income of people”; the loan was acquired at the beginning of 2021, for the amount of Ps.40, with maturity across 18 months, and monthly payments of Ps.2.2, this loan does not accrue interest, however in case of default, it will accrue interest at the rate of 24% on unpaid balances.		-	-	15

Interest payable	Ps.	86,231	30,419	28,109

Total debt		5,131,422	6,148,675	1,510,385

Less: Current portion		508,731	230,419	28,124

Long term debt and borrowings	Ps.	4,622,691	5,918,256	1,482,261

Long term debt- Credit Line with HSBC

●	On September 12, 2023, Betterware signed an agreement with HSBC to acquire a simple line of credit with joint obligation, up to Ps.950,000, valid until September 13, 2029 and payment of monthly interest at the TIIE rate (the of interbank interest rate) at 28 days published in BANXICO plus 1.3bp, such ordinary interest will be calculated by the number of days effectively elapsed over the base of a year 360 days, in addition, in case of default, interest will be paid at the ordinary interest rate multiplied by 2.0pp between the 360 days and the result of using the unpaid and past-due balances.

●	On September 13, 2023, Betterware used the Ps.950,000 of the credit line with HSBC to pay our revolving lines.

Long term debt- Offering of bonds in Securities Commission and to the Mexican Stock Exchange (“BMV”, for its acronym in Spanish) (BWMX 23 and BWMX 23-2)

●	On July 7, 2023, Betterware successfully concluded the offering of a two-tranche bond issuance for a total of Ps.813,974, with maturities of 4 and 7 years, offered in the Mexican Market. The third offer of bonds for Ps.313,374 started paying interest at 12.41% rate and for the subsequent monthly payments, the rate will be based on the 28-day TIIE rate issued by Banxico plus 0.90%, and the fourth offer of Ps.500,000 will pay interest semi-annually at a fixed rate of 11.23% during the bond term. Principal payments are at the end of every bond maturity.

●	On July 10, 2023, Betterware used the bond amount net of issuance costs of Ps.810,197, to pay the syndicated credit line.

Long term debt- Credit Line with BBVA

●	On July 5, 2023, Betterware entered into a credit agreement with BBVA, up to Ps.1,500,000, with a term of 60 months and monthly interest payment at 28-day TIIE rate published in BANXICO, on non-working days, the TIIE rate could be at 26, 27 or 29 days, plus the applicable margin, such ordinary interest will be calculated by the number of days effectively elapsed over the base of a year 360 days, in addition, in case of default, interest will be paid at the ordinary interest rate multiplied by 2.0pp between the 360 days and the result of using the unpaid and past-due balances.

●	On July 10, 2023, Betterware used the Ps.1,500,000 of the credit line with BBVA to pay the syndicated credit line.

Long term debt- Syndicated Credit Line

●	On March 31, 2022, Betterware entered into a credit agreement with Banamex, HSBC, BBVA, BanBajio, BanCoppel, and Scotiabank, as syndicated lenders, for a credit line of up to Ps.4,498,695. The funds under the credit line were entirely allocated to the JAFRA Acquisition in Mexico and the United States. The credit line has a maturity of 5 years from the date of signing the contract in March 2022, which pays monthly interest at the 28-day TIIE rate plus the applicable margin established in the contract. The first 24 months the credit line has no principal payments, and from month 25 principal payments begin in an increasing manner, with a global payment of 30% in month 60. JAFRA subsidiaries are jointly responsible for this credit.

●	During the months of March and June 2023, Betterware made two principal payments for Ps.1,000,000 and Ps.250,000, respectively. On July 10, 2023, the remaining principal of the syndicated loan for Ps.3,248,695 was prepaid. The resources used came from long-term debt: Ps.1,500,000 from BBVA and Ps.810,197 from the new bond issue; and short-term loans: Ps.550,000 from the revolving line with BBVA, Ps.150,000 from the revolving line with Santander, Ps.50,000, from the revolving line with HSBC, and the remaining amount for Ps.188,498 was taken from available cash of BWM and JAFRA on the settlement date.

●	The Management considered the transaction as an extinguishment of the original debt (Syndicated Loan) and a new debt was recognized for the long-term simple credit lines with BBVA and HSBC, mainly due to substantial differences in financial obligations. As a result of the extinguishment of the debt from July to December 2023, the Company cancelled in profit or loss the outstanding remainder of the initial issuance costs for the original debt (syndicated credit), which amounted to Ps.50,447.

Long term debt- Offering of bonds in Securities Commission and to the Mexican Stock Exchange (“BMV”, for its acronym in Spanish) (BWMX 21X and BWMX 21-2X)

●	On August 30, 2021, Betterware successfully concluded the offering of a two-tranche sustainability bond issuance for a total of Ps.1,500,000, with maturities across 4 and 7 years, offered in the Mexican Market and issued at favorable conditions for the Company. The first offer of sustainability bonds for Ps.500,000 started paying interest at 5.15% rate plus 0.40% and for the subsequent monthly payments, the rate will be based on the 29-day TIIE rate issued by Banxico plus 0.40%, and the second offer of Ps.1,000,000 will pay interest semi-annually at a fixed rate of 8.35% during the sustainability bond term. Principal payments are at the end of every bond maturity.

●	On August 31, 2021, Ps.588,300 of proceeds received from the bond offering, were used for the prepayment of the following long-term debt: Ps.521,449 were paid to the secured credit line with Banamex, acquired in December 2018, plus an additional Ps.18,172 to cancel the swap linked to that loan, and Ps.48,679 to the credit line with BBVA. The rest of the proceeds were used for general corporate purposes, including additional investments in Campus Betterware and other initiatives with positive environmental and social impacts.

Banamex- Unsecured credit line

●	Betterware has an unsecured credit line with Banamex up to Ps.400,000, amounted to 28-days TIIE plus 110 basis points. As of December 31, 2021, the interest rate was 28-days TIIE plus 285 basis points. During the years 2023 and 2022, Betterware used Ps.700,000 and Ps.250,000, respectively. and as of December 31, 2023, and 2022 has been reimbursed to MX$900,000 and MX$50,000, respectively. During 2021, BWM did not received cash from this credit line.

HSBC-Credit line

●	On March 10, 2020, Betterware entered into a current account credit line agreement with HSBC México, S.A., for an amount of MX$50,000, with provisions by means of promissory notes specifying payment of principal and interest. BLSM is jointly liable for this credit. On May 4, 2020, the first amendment agreement was signed, in which the amount of the credit line was increased to MX$150,000. The maturity date of this credit line is March 24, 2024, and it bears interest at the TIIE rate plus 200 basis points. During the years 2023, 2022 and 2021, Betterware received MX$300,000, MX$620,000 and MX$20,000, respectively, which, as of December 31, 2023, 2022 and 2021, had been paid.

BBVA-Credit line

●	On April 5, 2022, the Group entered into a credit line with BBVA for up to Ps.400,000 and as of May 31, 2022, through an amending agreement, the amount was strengthened for up to Ps.800,000. The line of credit bearing interest at the 28-day TIIE rate plus 206 basis points, payable monthly, with a term of 36 months from the date of signing the original contract. During the years 2023 and 2022, Betterware received MX$1,855,020 and MX$450,010, respectively, which, as of December 31, 2023, and 2022, were paid MX$1,555,020 and MX$450,010.

Santander-Credit line

●	On May 30, 2022, Betterware entered into a current account credit agreement with Santander México, S.A., for an amount of Ps.200,000. BLSM is jointly and severally liable for this credit. The maturity date of this line of credit is May 30, 2023, and accrues interest at the TIIE rate plus 190 basis points. During fiscal year 2023, Betterware has used Ps.380,000 under such revolving credit line and which has been reimbursed to Santander.

Banamex- Secured credit line

●	In December 2018, the Group obtained a secured credit line with Banamex for an amount of Ps.400,000 to build the new Campus Betterware. On January 30, 2020, the Group renegotiated the interest rate of the secured credit line with Banamex, which changed from the TIIE rate plus 317 basis points to the TIIE rate plus 260 basis points. In addition, withdrawals from this credit line were extended to August 2020, and were payable on a quarterly basis from September 2020 up to December 18, 2025. This loan was liquidated on August 31, 2021.

●	On July 30, 2020, a total amount of Ps.195,000 was borrowed under a credit agreement signed on June 3, 2020, with Banamex. This loan bore interest at the TIIE rate plus 295 basis points maturing on December 30, 2025. This loan was repaid on August 31, 2021.

●	During the first seven months of 2021, Betterware made payments to secured credit line with Banamex, for Ps.46,167, and as of August 31, 2021, this secured credit line was repaid in full in the amount of Ps.521,449, including interest.

BBVA-Simple credit line

●	On September 20, 2020, the Group entered into a credit line with BBVA for up to Ps.75,000 bearing interest at 7.5%, payable monthly. The credit line had racks in the Group’s distribution center pledged as collateral for an amount of Ps.80,901. This credit line was repaid on August 31, 2021.

●	During the first seven months of 2021, Betterware made payments to credit line with BBVA, for Ps.16,325 and as of August 31, 2021, this credit line was repaid in full in the amount of Ps.48,679, including interest.

As of December 31, 2023, 2022 and 2021, the fair value of the debt in 2023, 2022 and 2021 amounted to Ps.5,145,691, Ps.6,489,926 and Ps.1,499,867, respectively. The fair value of the long term bond in 2023, 2022 and 2021, was calculated based on level 1 of the value hierarchy, since its price is quoted in an active market on that date, meanwhile the fair value of borrowings in 2023 and 2022 was calculated using the discounted cash flow method and the Interbank Equilibrium Interest Rate (“TIIE”, for its acronym in Spanish), adjusted for credit risk, and used to discount future cash flows.

Interest expenses related to the borrowings presented above are included in the interest expense item in the consolidated statement of earnings and other comprehensive income.

Reconciliation of movements of liabilities to cash flows arising from financing activities

	Long-term debt and borrowings		Interest payable	Derivative financial instruments, net

Balances as of January 1, 2021	Ps.	583,639	3,323	320,294
Changes that represent cash flows -
Loans obtained		1,520,000	-	-
Restricted cash		42,915	-	-
Payments		(646,716)	(49,123)	(18,172)
Bond issuance costs		(18,931)
Changes that do not represent cash flows:
Interest expense		-	73,909	-
Control obtained over subsidiaries		177	-	-
Amortization of bond issuance cost		1,192	-	-
Valuation effects of derivative financial instruments		-	-	(330,315)
Balances as of December 31, 2021		1,482,276	28,109	(28,193)
Changes that represent cash flows -
Loans obtained		5,818,705	-	-
Payments		(1,120,025)	(502,847)	-
Bond issuance costs		(88,722)	-	-
Changes that do not represent cash flows:
Interest expense		-	505,157	-
Control obtained over subsidiaries
Amortization of bond issuance cost		3,285	-	-
Amortization of issuance cost from Long-term debt- Syndicated Credit		22,737	-	-
Valuation effects of derivative financial instruments		-	-	43,522
Balances as of December 31, 2022		6,118,256	30,419	15,329
Changes that represent cash flows -
Loans obtained		6,498,994	-	-
Payments		(7,633,715)	(652,313)	-
Bond issuance costs		(8,355)	-	-
Changes that do not represent cash flows:
Interest expense		-	708,125	-
Amortization of bond issuance cost		4,026	-	-
Amortization of issuance cost from Long-term debt- Syndicated Credit		15,538	-	-
Cancellation of Line issuance cost from Long-term debt- Syndicated Credit		50,447
Valuation effects of derivative financial instruments		-	-	32,591
Balances as of December 31, 2023		5,045,191	86,231	47,920

The previous table details the changes in the Group’s liabilities derived from financing activities corresponding to debt and borrowings, including both monetary and non-monetary changes. Liabilities arising from financing activities are those for which cash flows are classified, or future cash flows will be classified, in the consolidated statement of cash flows as cash flows from financing activities.

The Group’s long-term debt and interest maturities as of December 31, 2023, including non-accrued interest, are as follows:

Year	Amount

2024	Ps.	1,000,785
2025		1,396,897
2026		936,875
2027		1,330,284
2028-2029		2,394,998
	Ps.	7,059,839

The long-term debt of the credit line with HSBC contains the following financial obligations:

a)	A leverage ratio less than or equal to 3.00.

b)	A debt service coverage ratio equal to or greater than 1.25.

The long-term debt of the credit line with BBVA contains the following financial obligations:

a)	A leverage ratio equal to or less than 3.50 to 1.0.

b)	A debt service coverage ratio greater than or equal to 1.25 to 1.0.

The long-term debt of the syndicated credit line contained the following financial obligations:

a)	A leverage ratio equal to or less than 3.00.

b)	A debt service coverage ratio equal to or greater than 1.25.

c)	A minimum stockholders’ equity equivalent to 90% of stockholders’ equity at the close of the last immediately preceding fiscal year.

The long-term debt of the bond issue has the following financial obligations:

a)	Pay interest on bonds monthly or semi-annually, as applicable to each issue (bond), and using the rate stipulated in the Title.

b)	Use the resources derived from the placement of the Stock Certificates for the authorized purposes.

c)	Compliance with the general provisions applicable to securities issuers and other participants; Among them, the delivery of quarterly financial information and an annual report to the Banking Commission (CNBV, for its acronym in Spanish) and BMV.

d)	Compliance with the general provisions applicable to entities and issuers supervised by the CNBV that hire external audit services.

The Group was in compliance with all financial obligations as of December 31, 2023, 2022 and 2021, with the exception of subsection “c” of the syndicated loan’s financial obligations during 2022, however, we obtained a waiver from the agent bank before December 31, 2022.